Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 398	$ 648